NOTE 6 - LEASES: Future minimum lease payment (Details)	May 31, 2019 USD ($)
Leases [Abstract]
2019 (excluding the nine months ended May 31, 2019)	$ 83,638
2020	285,268
2021	128,199
2022	29,307
Thereafter	0
Total	$ 526,412